Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 156,000	€ 460,000	€ 252,000
Share-based payment	574,000	366,000	217,000
Total compensation	730,000	826,000	469,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits		74,000	36,000
Share-based payment	123,000	106,000	69,000
Total compensation	123,000	180,000	105,000
Mr. Henri Termeer
Transactions between the Company and related parties
Short term employee benefits			72,000
Total compensation			72,000
Mr. Antoine Papiernik
Transactions between the Company and related parties
Short term employee benefits		104,000	31,000
Share-based payment			75,000
Total compensation		104,000	106,000
Ms. Alison Lawton
Transactions between the Company and related parties
Short term employee benefits	34,000	41,000
Share-based payment	123,000	107,000
Total compensation	157,000	148,000
Mr. Paul Baart
Transactions between the Company and related parties
Short term employee benefits		144,000	80,000
Total compensation		144,000	80,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	45,000	48,000	33,000
Share-based payment	125,000	109,000	73,000
Total compensation	170,000	157,000	106,000
Mr. Bart Filius
Transactions between the Company and related parties
Short term employee benefits	41,000	30,000
Share-based payment	104,000	26,000
Total compensation	145,000	56,000
Ms. Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	36,000	19,000
Share-based payment	99,000	18,000
Total compensation	135,000	37,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	2,309,000	2,267,000	3,261,000
Post-employment benefits	65,000	58,000	89,000
Share-based payment	5,319,000	3,792,000	2,131,000
Total compensation	7,693,000	6,117,000	5,481,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	689,000	722,000	1,535,000
Post-employment benefits	10,000	10,000	25,000
Share-based payment	1,925,000	1,533,000	1,132,000
Total compensation	2,624,000	2,265,000	2,692,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	689,000	722,000	726,000
Post-employment benefits	10,000	10,000	9,000
Share-based payment	1,925,000	1,533,000	668,000
Total compensation	2,624,000	2,265,000	1,403,000
Mr. R.K. Beukema
Transactions between the Company and related parties
Short term employee benefits			809,000
Post-employment benefits			16,000
Share-based payment			464,000
Total compensation			1,289,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	1,620,000	1,545,000	1,726,000
Post-employment benefits	55,000	48,000	64,000
Share-based payment	3,394,000	2,259,000	999,000
Total compensation	€ 5,069,000	€ 3,852,000	€ 2,789,000